Related party transactions (Deferred and Contingent Consideration) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	$ 59.0	$ 87.7
Current portion of deferred and contingent consideration to related party	37.5	41.7
Non-current portion of deferred and contingent consideration to related party	21.5	46.0
West Vela
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	58.2	82.8
West Vela | Mobilization due to Seadrill
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	31.2	44.2
West Vela | Seadrill share of dayrate from BP contract
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	27.0	38.6
West Polaris
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	0.8	4.9
West Polaris | Seadrill share of dayrate from ExxonMobil contract (Earnout 1)
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	0.0	4.2
West Polaris | Seadrill share of dayrate from subsequent contracts (Earnout 2)
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	$ 0.8	$ 0.7